Indebtedness (Tables)	12 Months Ended
Jan. 31, 2013
Schedule of Actual and Required Covenant Levels Under Existing Agreements

As of January 31, 2013 and 2012, the Company’s actual and required covenant levels under the existing agreements were as follows:

	Actual 2013	Required 2013	Actual 2012	Required 2012
Minimum fixed charge coverage ratio	2.57	1.50	2.98	1.50
Maximum leverage ratio	1.99	3.00	0.78	3.00

Schedule of Debt Outstanding

Debt outstanding as of January 31, 2013 and 2012, whose carrying value approximates fair market value, was as follows:

(in thousands)	January 31, 2013	January 31, 2012
Credit agreement	$95,000	$52,500
Capitalized lease obligations	3,645	315
Less amounts representing interest	(993)	(15)
Notes payable	11,676	7,366

Total debt	109,328	60,166
Less current maturities of long-term debt	(12,789)	(7,450)

Total long-term debt	$96,539	$52,716

Schedule of Debt Outstanding Maturities

As of January 31, 2013, debt outstanding will mature by fiscal year as follows:

(in thousands)	Notes Payable	Credit Agreement	Capitalized Lease Obligations	Total
2014	$11,586	$—	$1,203	$12,789
2015	71	—	913	984
2016	19	—	536	555
2017	—	95,000	—	95,000
2018	—	—	—	—